EARNINGS PER SHARE (Tables)	2 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	Years ended
	March 31, 2024	January 31, 2024
Net loss from continuing operations after income taxes	$(51,439)	$(3,223,468)
Net loss from discontinued operations after income taxes	$(22,965)	$(81,817)
Net loss	$(74,404)	$(3,305,285)

Weighted average number of common shares outstanding	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	122,880,907

Basic loss per share, continuing operations	(0.00)	(0.03)
Diluted loss per share, continuing operations	(0.00)	(0.03)

Basic loss per share, discontinued operations	(0.00)	(0.00)
Diluted loss per share, discontinued operations	(0.00)	(0.00)

Basic loss per share	(0.00)	(0.03)
Diluted loss per share	(0.00)	(0.03)